Intangible Assets - Summary of Aggregate Carrying Amounts of Intangible Assets (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	$ 163,092,606	$ 133,667,311
Individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	63,524,237	73,216,961
Individual assets or cash-generating units [member] | Gastroenterology Anesthesia Associates LLC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	49,013,454	54,510,290
Individual assets or cash-generating units [member] | Community Anesthesia, PLLC ("Community") [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangible assets	$ 14,510,783	$ 18,706,671